Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities (USD $)	0 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of shares under option - beginning of period	5,500,000	16,500,000	5,500,000	12,100,000	15,473,750
Weighted average exercise price - beginning of period	$ 0.12	$ 0.03	$ 0.12	$ 0.20	$ 0.39
Weighted average remaining contractual term - beginning of period	131 days	350 days	131 days	1 year 65 days	2 years 164 days
Number of shares under option - end of period	6,249,008	6,249,008	6,249,008
Number of shares under option - granted		12,500,000	3,425,000	2,875,000
Weighted average exercise price - granted		$ 0.01	$ 0.11	$ 0.18
Weighted average remaining contractual term - granted		1 year 32 days	204 days	357 days
Number of shares under option - exercised		(1,000,000)	2,500,000	575,000
Weighted average exercise price - exercised		$ 0.02	$ 0.05	$ 0.25
Number of shares under option - forfeited or expired		(500,000)	7,525,000	5,673,750
Weighted average exercise price - forfeited or expired		$ 0.50
Warrant [Member]
Note 12 - Stock Options and Warrants Outstanding (Details) - Stock Options and Warrants Outstanding Activities [Line Items]
Number of shares under option - end of period	6,249,008	6,249,008	6,249,008	2,880,000	3,371,600
Weighted average exercise price - end of period	$ 0.17	$ 0.17	$ 0.17	$ 0.33	$ 0.39
Weighted avearge remaining contractual term - end of period	124 days	116 days	124 days	109 days	2 years 164 days